Cover	Aug. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	Activision Blizzard, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15839
Entity Tax Identification Number	95-4803544
Entity Address, Address Line One	2701 Olympic Boulevard, Building B
Entity Address, City or Town	Santa Monica,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	310
Local Phone Number	255-2000
Title of 12(b) Security	Common Stock, par value $.000001 per share
Trading Symbol	ATVI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000718877
Amendment Flag	false